Investment Strategy	Dec. 31, 2025
Virtus Duff & Phelps Real Estate Securities Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series offers exposure to the equity real estate investment trust (“REIT”) market utilizing a quality and relative value style with a fundamental security analysis approach designed to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. Generally, REITs are publicly-traded companies that manage portfolios of real estate to earn profits for shareholders through investments in commercial and residential real estate. Equity REITs own real estate directly. The Series may invest in issuers of any capitalization. As of December 31, 2025, the total market capitalization range of the issuers in which the Series was invested was $1.7 billion to $127 billion. The Series concentrates its assets in the real estate industry.

Strategy Portfolio Concentration [Text]	The Series concentrates its assets in the real estate industry.
Virtus KAR Capital Growth Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. The subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index on a rolling three-year basis. Because large capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series may invest may vary with market conditions. As of December 31, 2025, the total market capitalization range of companies included in the Russell 1000® Growth Index over the past three years was $389.2 million to $4.92 trillion. The Series may also invest in small and medium capitalization companies. Generally, the Series invests in approximately 25-50 securities at any given time.

Virtus KAR Equity Income Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series invests in a diversified portfolio of primarily high-quality, dividend-paying U.S. companies. The Series may invest in issuers of securities that are traded on a non-U.S. exchange if the Series’ subadviser considers the issuer a U.S. company, including through depositary receipts. The subadviser considers companies it believes to have a durable competitive advantage, strong management, and low financial risk and to be able to grow over market cycles to be ‘high-quality’ for purposes of the fund’s investment strategy. The Series typically invests in the securities of medium to large capitalization companies, but it is not limited to investing in the securities of companies of any particular size. Under normal circumstances, the Series invests at least 80% of its assets in dividend paying equity securities. Generally, the Series invests in approximately 25 to 50 securities at any given time.

Virtus KAR Small-Cap Growth Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series pursues long-term capital appreciation in the small capitalization market while seeking to incur less risk than the small capitalization growth market. The Series invests in a select group of small-cap companies believed by the subadviser to possess sustainable competitive advantages at prices the subadviser deems attractive. The subadviser defines ‘growth’ as faster growing companies that typically reinvest their cash flow into their businesses to sustain growth rather than paying the cash out in the form of dividends. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the total market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2025, the market capitalization range of companies included in the Russell 2000® Growth Index over the past three years was $93,600 to $56.5 billion. Generally, the Series invests in approximately 20-40 securities at any given time.

Virtus KAR Small-Cap Value Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series pursues long-term capital appreciation in the small market capitalization sector while seeking to incur less risk than the small capitalization value market. The Series invests in a select group of small market capitalization companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2025, the total market capitalization range of companies included in the Russell 2000® Value Index over the past three years was $43,500 to $31.3 billion. Generally, the Series invests in approximately 20-35 securities at any given time.

Virtus Newfleet Multi-Sector Intermediate Bond Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series seeks to generate a competitive total return, inclusive of a high level of current income, by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The Series seeks diversification across the full fixed income universe as described below in order to increase return potential and reduce risk.

Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. For purposes of this policy, indirect exposure to fixed income securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such securities will be considered to be investments by the Series in fixed income securities. Mutual funds and ETFs in which the Series invests may include affiliated funds that are also managed by the Series’ subadviser. The Series seeks to achieve its objective by investing in a diversified portfolio of primarily intermediate-term bonds having a dollar-weighted average duration of between three and ten years and that are in one of the following market sectors:

▪ Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Sectors include U.S. Treasuries and Agency Debentures;

▪ Collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”) and other pass-through securities, including those issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. Sectors include Asset-backed Securities (ABS), Commercial Mortgage-Backed Securities (CMBS), Non-agency Residential Mortgage-Backed Securities (RMBS), and Agency Residential Mortgage-Backed Securities (MBS);

▪ Debt instruments issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging markets. Sectors include Emerging Markets Sovereign High Yield, Emerging Markets Sovereign Investment Grade, Emerging Markets Local Currency, Emerging Markets Corporates and Euro High Yield;

▪ Investment grade securities (primarily of U.S. issuers, secondarily of non-U.S. issuers), which are securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization, including short-term securities. Sectors include Investment Grade Corporates, Municipals, and Taxable Municipals; and

▪ High-yield debt instruments (so-called “junk bonds”), including bank loans (which are generally floating-rate loans). Sectors include High Yield Corporates and Bank Loans, including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics.

The Series may invest in all or some of these sectors.

The Series may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards.

The Series manages duration utilizing a duration neutral strategy.

Virtus SGA International Growth Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series will invest in securities of issuers located throughout the world. Under normal circumstances, the Series will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the Series’ subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the Series’ portfolio that it believes have superior long-term earnings prospects and attractive valuation. The Series’ equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The Series may invest in companies of all market capitalizations. The Series will allocate its assets among various regions and countries, including emerging markets. From time to time, the Series may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the Series seeks investments across a number of sectors, from time to time, the Series may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

VIRTUS TACTICAL ALLOCATION SERIES
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Diversified across equity and fixed income securities, the Series’ tactical allocation approach seeks to generate a combination of capital appreciation and income. For the Series’ U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The Series invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested directly or indirectly in all sectors of fixed income investments, including high-yield (“junk bonds”), bank loans (which are generally floating rate and may include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics), mortgage-backed and asset-backed, collateralized mortgage obligations, real estate mortgage investment conduits, and other pass-through securities, government, corporate, and municipal debt obligations. Indirect investment for this purpose means investment in mutual funds and exchange-traded funds (ETFs) that invest in one or more sectors of fixed income investments, which may include affiliated funds and ETFs that are also managed by the Series’ subadviser. The fixed income allocation may use derivative instruments to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments, including, but not limited to, swaps, futures contracts and currency forwards. Under normal circumstances, the average duration of the fixed income portion of the Series is maintained at a level similar to that of its fixed income benchmark, the Bloomberg U.S. Aggregate Bond Index, which normally results in a dollar-weighted average duration of between two and eight years. As of December 31, 2025, the modified adjusted duration of the Bloomberg U.S. Aggregate Bond Index was 5.98 years; the modified adjusted duration of the Series was 5.85 years. Typically, for a Series maintaining a modified adjusted duration of 5.85 years, a one percent increase in interest rates would cause a 5.85% decrease in the value of the Series’ fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the Series’ fixed income assets to increase by 5.85%. The Series may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the Series’ U.S. equity investments are in large market capitalization companies. As of the date of this Prospectus, the Series’ subadviser considers large market capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Index on a rolling three-year basis. On this basis, as of December 31, 2025, the market capitalization range of companies included in the Russell 1000® Index was $125 million to $4.92 trillion. The Series’ non-U.S. equity investments are principally in small- and mid-capitalization companies. As of the date of this Prospectus, the Series’ equity subadviser considers small- and mid-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the MSCI All Country World ex USA SMID Cap Index on a rolling three-year basis. On this basis, as of December 31, 2025, the total market capitalization range of companies included in the MSCI All Country World ex USA SMID Cap Index over the past three years was $0 to $93.2 billion.